Other assets (Tables)	12 Months Ended
Mar. 31, 2026
Other Assets Disclosure
Other assets include the following:

	As of March 31,
	2025		2026		2026
	(In millions)
Security deposits for leased property	Rs.	12,123.9	Rs.	12,777.1	US$	136.2
Sundry accounts receivable		131,414.7		128,593.2		1,370.5
Advance tax (net of provision for taxes) ( * )		165,326.7		135,114.7		1,440.0
Advances		47,281.0		62,555.4		666.7
Prepaid expenses		10,400.5		12,214.1		130.2
Deposits/margins paid		68,816.1		66,016.1		703.6
Derivatives (refer to note 26)		179,812.4		624,206.5		6,652.4
Placements with financial institutions		1,227,269.4		1,090,061.7		11,617.4
Receivable on account of trade date		441.8		1,687.7		18.0
Deferred tax assets (net)		10,808.2		12,948.7		138.0
ROU assets		142,297.4		160,879.7		1,714.6
Others ( ** )		709,095.4		715,800.5		7,628.7

Total	Rs.	2,705,087.5	Rs.	3,022,855.4	US$	32,216.3

( * )	Advance tax (net of provisions of taxes) includes Rs. 16.5 billion and Rs . 13.2 billion taxes other than income tax as of March 31, 2025 and March 31, 2026, respectively.
( ** )
Others includes investment in equity securities and affiliates with carrying value amounting to Rs. 381,931.6 million and Rs. 305,987.3 million as of March 31, 2025 and March 31, 2026, respectively. Equity securities include non-marketable
equity securities carried at cost of Rs. 18,558.0 million and Rs. 8,251.8 million as of March 31, 2025 and March 31, 2026, respectively. Unrealized gain/(loss) recognized in non-interest
revenue–other, net amounts to Rs. (159.3) million and Rs. 4,081.3 million for the fiscal years ended March 31, 2025 and March 31, 2026, respectively. Further, Others also includes reinsurance assets amounting to Rs. 104,321.2 million and Rs. 93,391.5 million and deferred acquisition assets amounting to Rs. 148,175.6 million and Rs. 241,672.2 million as of March 31, 2025 and March 31, 2026, respectively.